Old Mutual TS&W Small Cap Value Fund
Old Mutual TS&W Small Cap Value Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide investors with long-term capital growth.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Investing in the Funds" in the Fund's statutory prospectus, and in the section entitled "Purchase and Redemption of Shares" in the Fund's statement of additional information.

FEES AND EXPENSES TABLE

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Old Mutual TS&W Small Cap Value Fund (USD $)	CLASS A	CLASS Z	INSTITUTIONAL CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	12.00	12.00	12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Old Mutual TS&W Small Cap Value Fund		CLASS A	CLASS Z	INSTITUTIONAL CLASS
Management Fees		1.00%	1.00%	1.00%
Distribution (12b-1) Fees		none	none	none
Service Fees		0.25%	none	none
Other Operating Expenses		0.85%	0.26%	0.18%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Other Expenses		1.11%	0.27%	0.19%
Total Annual Operating Expenses	[1]	2.11%	1.27%	1.19%
Expense (Reduction)/Recoupment		(0.60%)	(0.01%)	(0.08%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment	[2]	1.51%	1.26%	1.11%
[1]	Total Annual Operating Expenses do not correlate to the Ratios of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital's contractual agreement to waive through December 31, 2012 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 1.50%, 1.25% and 1.10% for the Fund's Class A, Class Z and Institutional Class shares, respectively. The expense limitation agreement cannot be terminated before December 31, 2012, and may be amended or continued beyond December 31, 2012 by written agreement of the parties.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Your Cost
Expense Example - Old Mutual TS&W Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A	720	1,144	1,592	2,832
CLASS Z	128	401	695	1,531
INSTITUTIONAL CLASS	113	370	647	1,437

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55.43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with value characteristics.  For purposes of this Fund, small cap companies are those companies with market capitalizations similar to the market capitalizations of companies in the Russell 2000® Value Index (between approximately $31 million and $3.1 billion).  The market capitalization of the companies in the Fund's portfolio and the Russell 2000 Value Index changes over time and the Fund will not automatically sell or stop buying stock of a company it already owns if the company's market capitalization grows or falls out of this range. The securities held in the Fund are primarily common stocks that Thompson Siegel & Walmsley, LLC ("TS&W"), the Fund's Sub-Adviser, believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. Equity securities in which the Fund may invest include common and preferred stocks.

PRINCIPAL RISKS
Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in this Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market may also fail to recognize the Sub-Adviser's determination of an investment's value or the Sub-Adviser may misgauge that value.

Small Company Risk.  The Fund invests primarily in small-cap companies.  While small-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation.  The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.  This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Investment Style Risk.  Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor.  The market may not favor the Fund's value style of investing, and the Fund's returns may vary considerably from other equity funds using different investment styles.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund's performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION
The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund's performance year to year and by showing how the Fund's average annual returns for the 1, 5, and 10-year or since inception periods compare to those of an unmanaged securities index.  The performance table provides average annual total return information for the Fund's Class A, Class Z and Institutional Class shares.  The Fund's performance is compared to the Russell 2000 Value Index, a widely recognized, unmanaged index that tracks the performance of the 2,000 small-cap companies in the Russell 2000 Value Index with lower price-to-book ratios and lower forecasted growth values.  All performance figures reflect the reinvestment of dividends and capital gains distributions.  The Fund's past performance, both before and after taxes, does not guarantee how it will perform in the future.  Updated performance information is available at oldmutualfunds.com or by calling 888-772-2888.  Prior to July 25, 2003, the Class Z shares of the Fund were known as the TS&W Small Cap Value Fund, LLC.  On July 25, 2003, the Fund acquired the assets of the TS&W Small Cap Value Fund, LLC ("Predecessor Fund").    The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), nor was it subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, and the Fund's performance prior to July 25, 2003 may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns are for the Fund's Class Z shares, which have the longest performance record.  Performance for Class A and Institutional Class shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2010 – Class Z Shares

The Fund's Class Z shares year-to-date return as of June 30, 2011 was 7.16%.
Best Quarter:	6/30/03	18.82%
Worst Quarter:	12/31/08	(24.43%)

Sales loads are reflected in the following performance table. (When the return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.)

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns - Old Mutual TS&W Small Cap Value Fund		Inception (or "as of") Date	Past 1 Year	Past 5 Years	Life of Fund
CLASS A		Jul. 31, 2003	9.52%	1.42%	8.54%
CLASS Z		Jul. 31, 2000	16.50%	2.89%	10.55%
CLASS Z After Taxes on Distributions	[1]		16.50%	1.54%
CLASS Z After Taxes on Distributions and Sale of Fund Shares	[1]		10.72%	2.35%
INSTITUTIONAL CLASS		Dec. 09, 2008	16.70%		20.25%
Russell 2000 Value Index (Reflects No Deduction for Fees, Expenses or Taxes)		Jul. 31, 2000	24.50%	3.52%	8.42%
[1]	The Life of Fund returns After Taxes on Distributions and After Taxes on Distributions and Sale of Fund Shares are not shown for the Predecessor Fund as the Predecessor Fund was not registered under the 1940 Act and, unlike a registered investment company, was not required to make distributions. The average annual total returns of the Class Z shares Before Taxes, After Taxes on Distributions, and After Taxes on Distributions and Sale of Fund Shares from July 25, 2003 (the date the Fund acquired the Predecessor Fund) to December 31, 2010, were 9.74%, 8.47%, and 8.42%, respectively.

After-tax performance is shown for the Fund's Class Z shares.  After-tax performance for the Fund's other share classes will vary.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.